Non-Cash Transactions	3 Months Ended
Mar. 31, 2019
Text block [abstract]
Non-Cash Transactions
21.	NON-CASH TRANSACTIONS

For the three months ended March 31, 2018, the Group entered into the following cash and non-cash investing activities.

In January, 2018, the Group acquired an exclusive and worldwide license to develop, manufacture and commercialize varlitinib from Array Biopharma Inc., amounting to $23,000,000. For the three months ended March 31, 2018, the Group has made $12,000,000 cash payment and recorded the remaining $11,000,000 as other payables.